Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Cost of sales

	For the year ended December 31,
(SEK in thousands)	2025	2024
Contract driver costs	(265,871)	(192,781)
Maintenance costs	(24,750)	(19,499)
Transport costs	(88,135)	(53,865)
IT and software expenses	(699)	(9,867)
Staff costs	(91,183)	(82,025)
Depreciation and amortization	(167,089)	(150,637)
Other costs	(34,752)	(22,580)
Total cost of sales	(672,479)	(531,254)